SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of shares not included in computation of diluted loss per share because they are anti-dilutive

	December 31, 2015	December 31, 2014	December 31, 2013
Warrants	89,535,000	9,535,000	1,000,000
Stock Options	45,002	271,112	544,999
Unvested Stock Awards	1,658,673	1,723,328	2,280,890
Stock Appreciation Rights	1,402,186	1,923,144	2,096,653

Property and equipment, depreciation, estimated useful life

Field equipment	Four to ten years
Office furniture, fixtures, and equipment	Five to seven years
Vehicles	Three to five years
Leasehold improvements	Three years or the term of the lease, whichever is shorter
Residential trailers	Ten to twenty years
Buildings and improvements	Ten to twenty seven and one-half years